Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Schedule of Cost-method Investments [Line Items]
Impairment loss on equity method investments		0	0
Impairment loss on cost method investments		0	0
Carrying amount of cost method investments	17,729,000	110,000,000	2,000,000
Net adjustment to unrealized holding gains on available-for-sale investments in other comprehensive income	77,000	475,000	0	0
Impairment loss on available-for-sale investments		0	0	0